Installment Loans	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Installment Loans

9. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2018 and 2019 is as follows:

	Millions of yen
	2018	2019
Borrowers in Japan:
Consumer—
Housing loans	¥1,375,380	¥1,560,832
Card loans	264,323	245,139
Other	34,333	32,962

	1,674,036	1,838,933

Corporate—
Real estate companies	278,076	288,851
Non-recourse loans	18,318	53,067
Commercial, industrial and other companies	301,083	266,675

	597,477	608,593

Overseas:
Non-recourse loans	54,987	49,915
Commercial, industrial companies and other	478,336	763,813

	533,323	813,728
Purchased loans*	18,933	16,416

	¥2,823,769	¥3,277,670

*

Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2019, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2020	¥483,061
2021	345,321
2022	288,281
2023	228,442
2024	245,607
Thereafter	1,670,542

Total	¥3,261,254

Revenues from installment loans which are included in finance revenues in the consolidated statements of income are ¥127,128 million, ¥134,211 million and ¥148,863 million for fiscal 2017, 2018 and 2019, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2018 and 2019 were ¥18,300 million and ¥54,311 million, respectively. There were ¥17,260 million and ¥38,671 million of loans held for sale as of March 31, 2018 and 2019, respectively, measured at fair value by electing the fair value option.

Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥18,933 million and ¥16,416 million as of March 31, 2018 and 2019, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2018 and 2019 were ¥2,886 million and ¥4,716 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥5,101 million and ¥3,658 million as of March 31, 2018 and 2019, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2017, 2018 and 2019 are as follows:

	Millions of yen
	2017	2018	2019
Beginning balance	¥8,233	¥6,061	¥4,292
Provision (Reversal)	(1,247)	(539)	(331)
Charge-offs	(841)	(1,375)	(822)
Recoveries	232	152	126
Other*	(316)	(7)	(79)

Ending balance	¥6,061	¥4,292	¥3,186

*	Other includes foreign currency translation adjustments.